Fees Summary	Oct. 28, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 4,376.42
Total Fee Amount	4,376.42
Total Transaction Valuation	31,690,213.89
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A